Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands			1 Months Ended
	Aug. 29, 2024 CNY (¥)	Oct. 15, 2021 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)
Commitments and Contingencies [Abstract]
Rental paid		¥ 3,000	¥ 3,245	$ 457
Subsidy repayment	¥ 3,000
Total guarantee					¥ 2,003	$ 274	¥ 5,869	$ 827